Commitments - Future minimum contractual obligations (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Olympia Shipholding S.A. [member]
IfrsStatementLineItems [Line Items]
January 1, 2026 to December 31, 2026	$ 26,530
Total	26,530
Thalia Shipholding S.A. [member]
IfrsStatementLineItems [Line Items]
January 1, 2026 to December 31, 2026	26,530
Total	26,530
Total [member]
IfrsStatementLineItems [Line Items]
January 1, 2026 to December 31, 2026	53,060
Total	$ 53,060